Securities (Tables)	9 Months Ended
Jul. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Summary of Unrealized Gains (Losses) for securities at FVOCI

The following table summarizes the unrealized gains and losses as at July 31, 2021 and October 31, 2020.

Unrealized Gains (Losses) for Securities at Fair Value Through Other Comprehensive Income
(millions of Canadian dollars)							As at
			July 31, 2021				October 31, 2020
	Cost/ amortized cost[1]	Gross unrealized gains	Gross unrealized (losses)	Fair value	Cost/ amortized cost[1]	Gross unrealized gains	Gross unrealized (losses)	Fair value
Government and government-related securities
Canadian government debt
Federal	$12,289	$127	$(2)	$12,414	$13,967	$160	$(1)	$14,126
Provinces	17,251	233	(18)	17,466	16,342	181	(21)	16,502
U.S. federal, state, municipal governments, and agencies debt	23,115	138	(8)	23,245	32,875	192	(33)	33,034
Other OECD government guaranteed debt	7,645	22	(1)	7,666	10,720	39	(3)	10,756

Mortgage-backed securities	2,105	7	–	2,112	3,855	11	(1)	3,865

	62,405	527	(29)	62,903	77,759	583	(59)	78,283
Other debt securities
Asset-backed securities	6,799	32	(8)	6,823	10,051	26	(71)	10,006

Corporate and other debt	8,414	77	(7)	8,484	9,853	79	(37)	9,895

	15,213	109	(15)	15,307	19,904	105	(108)	19,901

Total debt securities	77,618	636	(44)	78,210	97,663	688	(167)	98,184
Equity securities
Common shares	3,885	256	(54)	4,087	2,641	26	(280)	2,387

Preferred shares	461	26	(40)	447	303	–	(91)	212

	4,346	282	(94)	4,534	2,944	26	(371)	2,599
Total securities at fair value through other comprehensive income	$81,964	$918	$(138)	$82,744	$100,607	$714	$(538)	$100,783

[1]	Includes the foreign exchange translation of amortized cost balances at the period-end spot rate.

Summary of Equity Securities Designated at Fair Value Through Other Comprehensive Income

Equity Securities Designated at Fair Value Through Other Comprehensive Income
(millions of Canadian dollars)		As at	For the three months ended		For the nine months ended
	July 31, 2021	October 31, 2020	July 31, 2021	July 31, 2020	July 31, 2021	July 31, 2020
	Fair value		Dividend income recognized		Dividend income recognized
Common shares	$4,087	$2,387	$36	$21	$106	$72

Preferred shares	447	212	5	3	12	10
Total	$4,534	$2,599	$41	$24	$118	$82

Summary of Net Securities Gains (Losses)

The following table summarizes the net realized gains and losses for the three and nine months ended July 31, 2021 and July 31, 2020.

Securities Net Realized Gains (Losses)
(millions of Canadian dollars)	For the three months ended		For the nine months ended
	July 31 2021	July 31 2020	July 31 2021	July 31 2020
Debt securities at amortized cost	$–	$4	$(61)	$4

Debt securities at fair value through other comprehensive income	30	6	64	4
Total	$30	$10	$3	$8

Summary of Debt Securities by Risk Rating

The following table provides the gross carrying amounts of debt securities measured at amortized cost and debt securities at FVOCI by internal risk ratings for credit risk management purposes, presenting separately those debt securities that are subject to Stage 1, Stage 2, and Stage 3 allowances. Refer to the “Allowance for Credit Losses” table in Note 6 for details regarding the allowance and provision for credit losses on debt securities.

Debt Securities by Risk Ratings

(millions of Canadian dollars)										As at
	July 31, 2021					October 31, 2020
	Stage 1	Stage 2	Stage 3		Total	Stage 1	Stage 2	Stage 3		Total
Debt securities
Investment grade	$326,115	$–	$	n/a	$326,115	$322,842	$–	$	n/a	$322,842
Non-Investment grade	2,307	68		n/a	2,375	2,762	244		n/a	3,006
Watch and classified	n/a	32		n/a	32	n/a	17		n/a	17

Default	n/a	n/a		–	–	n/a	n/a		–	–

Total debt securities	$328,422	$100		$–	$328,522	$325,604	$261		$–	$325,865